Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Series B1 Preferred Stock [Member]	Previously Reported [Member]	Preferred Stock	Preferred Stock Previously Reported [Member]	Preferred Stock Revision of Prior Period, Adjustment [Member]	Common Stock	Common Stock Series B1 Preferred Stock [Member]	Common Stock Series D Preferred Stock [Member]	Common Stock Previously Reported [Member]	Common Stock Revision of Prior Period, Adjustment [Member]	Additional Paid-in Capital	Additional Paid-in Capital Series B1 Preferred Stock [Member]	Additional Paid-in Capital Previously Reported [Member]	Additional Paid-in Capital Revision of Prior Period, Adjustment [Member]	Accumulated Deficit	Accumulated Deficit Previously Reported [Member]	Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss Previously Reported [Member]
Beginning Balance at Dec. 31, 2019	$ 431		$ 431	$ 0	$ 2		$ 3			$ 2		$ 112,187		$ 112,186		$ (111,399)	$ (111,399)	$ (360)	$ (360)
Beginning Balance (in Shares) at Dec. 31, 2019				0	22,579,695		31,921,259			15,894,428
Retroactive application of reverse recapitalization	0					$ (2)					$ 1				$ 1	0		0
Retroactive application of reverse recapitalization (Shares)						(22,579,695)					16,026,831
Issuance of Legacy Shapeways common stock upon exercise of stock options	86			$ 0			$ 0					86				0		0
Issuance of Legacy Shapeways common stock upon exercise of stock options (Shares)				0			263,004
Stock-based compensation expense	721			$ 0			$ 0					721				0		0
Net income (loss)	(3,168)			0			0					0				(3,168)		0
Foreign currency translation	83			0			0					0				0		83
Ending Balance at Dec. 31, 2020	$ (1,847)						$ 3					112,994				(114,567)		(277)
Ending Balance (in shares) at Dec. 31, 2020	32,184,263						32,184,263
Issuance of Legacy Shapeways common stock upon exercise of stock options	$ 552											552
Issuance of Legacy Shapeways common stock upon exercise of stock options (Shares)	1,298,963						1,212,430		89,217
Issuance of Legacy Shapeways convertible Series preferred stock resulting from exercise of warrants		$ 60											$ 60
Issuance of Legacy Shapeways convertible Series preferred stock resulting from exercise of warrants (shares)								19,177
Issuance of Legacy Shapeways common stock upon conversion of convertible notes	$ 5,913											5,913
Issuance of Legacy Shapeways common stock upon conversion of convertible notes (shares)							1,406,741
Issuance of Legacy Shapeways common stock upon exercise of warrants (shares)							212,234
Repurchase of Legacy Shapeways common stock	(152)											(152)
Repurchase of Legacy Shapeways common stock (shares)							(19,226)
Effect of Merger and recapitalization, net of redemptions and issuance costs	10,036						$ 1					10,035
Effect of Merger and recapitalization, net of redemptions and issuance costs (shares)							5,691,648
Issuance of common stock pursuant to PIPE financing, net of issuance costs	64,937						$ 1					64,936
Issuance of common stock pursuant to PIPE financing, net of issuance costs (shares)							7,500,000
Issuance of common stock upon exercise of stock options	43											43
Issuance of common stock upon exercise of stock options (Shares)							86,533
Issuance of common stock for settlement of restricted stock units	1,558											1,558
Issuance of common stock for settlement of restricted stock units (Shares)							410,000
Tax payments related to shares withheld for vested restricted stock units	(594)											(594)
Tax payments related to shares withheld for vested restricted stock units (Shares)							(165,278)
Stock-based compensation expense	1,349											1,349
Transfer of Private Warrants to Public Warrants	1,485											1,485
Net income (loss)	1,756															1,756
Foreign currency translation	(92)																	(92)
Ending Balance at Dec. 31, 2021	$ 85,004			$ 0			$ 5					$ 198,179				$ (112,811)		$ (369)
Ending Balance (in shares) at Dec. 31, 2021	48,627,739			0			48,627,739